[logo] PIONEER Investments(R)




May 4, 2011



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Research Fund (the "Fund")
     (File Nos. 333-87233 and 811-09585)
     CIK No. 0001094522

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus for the Fund, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 14 to the Fund's registration statement on Form N-1A, filed electronically on April 29, 2011 (Accession No. 0001094522-11-000003).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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